Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of other financial liabilities - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current portion:
Non-current portion subtotal	$ 290	$ 325
Current portion:
Amounts due to credit card operators	134,790	151,984
Acceptance of letters of credit	1,460	5,709
Other long-term financial obligations, short-term portion	47,778	68,347
Current portion subtotal	184,028	226,040
Total other financial liabilities	184,318	226,358
Due After 1 Year But Within 2 Years [Member]
Non-current portion:
Non-current portion subtotal	42	41
Due After 2 Years But Within 3 years [Member]
Non-current portion:
Non-current portion subtotal	47	44
Due After 3 Years But Within 4 Years [Member]
Non-current portion:
Non-current portion subtotal	50	48
Due After 4 Years But Within 5 Years [Member]
Non-current portion:
Non-current portion subtotal	55	53
Due After 5 Years [Member]
Non-current portion:
Non-current portion subtotal	$ 96	$ 132